Real estate properties held for lease, net (Tables)	12 Months Ended
Dec. 31, 2016
Real estate properties held for lease, net [Abstract]
Schedule of Real Estate Properties Held for Lease, Net
	December 31, 2015	December 31, 2016
	US$	US$
Elementary schools	3,284,593	3,074,648
Basement parking	10,181,887	9,531,080
Kindergartens	7,576,396	8,269,659
Parking facilities	18,128,308	16,969,627
Clubhouses	6,418,720	6,008,447
Shopping mall	38,499,378	130,952,922

Total costs	84,089,282	174,806,383
Accumulated depreciation	(12,956,700)	(14,932,449)

Real estate properties held for lease, net	71,132,582	159,873,934

Schedule Of Minimum Rental Receivables
Year	Amount
US$

2017	8,486,637
2018	9,066,109
2019	9,068,282
2020	8,556,525
2021 and thereafter	69,119,979

Total	104,297,532